UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices)	(Zip code)

Ross C. Provence 1939 Friendship Drive, Suite C, El Cajon, CA 92020 (Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Report to Stockholders.

BLUE CHIP INVESTOR FUND

SEMI-ANNUAL REPORT

June 30, 2021

Blue Chip Investor Fund

PERFORMANCE INFORMATION (Unaudited)

6/30/2021 NAV $201.51

AVERAGE ANNUALIZED RATE OF RETURN (%) FOR THE PERIODS ENDED JUNE 30, 2021

	1 Year(A)	5 Year(A)	10 Year(A)
Blue Chip Investor Fund	56.13%	10.62%	10.90%
S&P 500® Index(B)	40.79%	17.65%	14.84%

The Fund’s total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the Prospectus dated May 1, 2021 was 1.44% (net of fee waivers or expense reimbursements it was 1.00%) . The Total Annual Fund Operating Expenses from the Prospectus may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds, and (b) both gross and net expense ratios may fluctuate due to changes in net assets and actual expenses incurred during the reporting period.

(A) The 1 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) The S&P 500® Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-59-FUNDS.

2021 Semi-Annual Report 1

Blue Chip Investor Fund

     BLUE CHIP INVESTOR FUND
by Sectors (Unaudited)
(As a Percentage of Total Common Stocks)

Proxy Voting Guidelines (Unaudited)

     Check Capital Management, Inc., the Fund’s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.bluechipinvestorfund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-877-59-FUNDS). This information is also available on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Schedule of Investments

(Unaudited)

     The Fund publicly files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

2021 Semi-Annual Report 2

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on January 1, 2021 and held through June 30, 2021.

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts or exchange fees or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2021
	January 1, 2021	June 30, 2021	to June 30, 2021

Actual	$1,000.00	$1,243.20	$5.56

Hypothetical	$1,000.00	$1,019.84	$5.01
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2021 Semi-Annual Report 3

Blue Chip Investor Fund

	Schedule of Investments
	June 30, 2021 (Unaudited)
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
7,000 FedEx Corporation	$2,088,310	4.61%
Asset Manager
70,500 Brookfield Asset Management Inc. Class A (Canada)	3,594,090	7.93%
Commercial Printing
19,700 Cimpress N.V. (Netherlands) *	2,135,677	4.71%
Consumer Finance
11,000 Alliance Data Systems Corporation	1,146,090	2.53%
Diversified Bank
30,000 Wells Fargo & Co.	1,358,700	3.00%
Diversified Companies
34 Berkshire Hathaway Inc. Class A * (a)	14,232,434	31.39%
Fire, Marine & Casualty Insurance
1,750 Markel Corporation *	2,076,743	4.58%
Grain Mill Products
12,400 Ingredion Incorporated	1,122,200	2.48%
Insurance Carriers, NEC
486 Brookfield Asset Management Reinsurance Partners Ltd. (Canada)	25,292	0.06%
Integrated Oil & Gas
40,000 Suncor Energy Inc. (Canada)	958,800	2.11%
Internet Content & Information
1,100 Alphabet Inc. - Class C *	2,756,952	6.08%
Retail - Auto Dealers & Gasoline Stations
20,000 CarMax, Inc. *	2,583,000	5.70%
Retail - Auto & Home Supply Stores
4,600 Advance Auto Parts, Inc.	943,644	2.08%
Retail - Catalog & Mail-Order Houses
4,500 Wayfair Inc. - Class A *	1,420,695	3.13%
Retail - Eating Places
23,800 Restaurant Brands International Inc. (Canada)	1,533,672	3.38%
Services - Equipment Rental & Leasing, NEC
36,800 AerCap Holdings N.V. (Ireland) *	1,884,528	4.16%
Services - Medical Laboratories
7,500 Quest Diagnostics Incorporated	989,775	2.18%
Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies
62,000 LKQ Corporation *	3,051,640	6.73%
Total for Common Stocks (Cost $25,936,352)	43,902,242	96.84%
Money Market Funds
1,445,747 Fidelity Investments Money Market Funds Government
Portfolio Class I 0.01% **	1,445,747	3.19%
(Cost - $1,445,747)
Total Investments	45,347,989	100.03%
(Cost - $27,382,099)
Liabilities in Excess of Other Assets	(13,501)	-0.03%
Net Assets	$45,334,488	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at June 30, 2021. (a) The company’s 2020 annual report is available at www.berkshirehathaway.com/reports.html.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 4

Blue Chip Investor Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2021
Assets:
Investments at Fair Value	$45,347,989
(Cost - $27,382,099)
Cash	7,790
Dividends Receivable	28,531
Prepaid Expenses	15,851
Total Assets	45,400,161
Liabilities:
Investment Advisory Fee Payable	25,835
Administration Fee Payable	546
Other Accrued Expenses	19,292
Payable for Shareholder Redemptions	20,000
Total Liabilities	65,673
Net Assets	$45,334,488
Net Assets Consist of:
Paid In Capital	$27,026,794
Total Distributable Earnings	18,307,694
Net Assets, for 224,976 Shares Outstanding	$45,334,488
(Unlimited shares authorized, without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($45,334,488/224,976 shares)	$201.51

Statement of Operations (Unaudited)
For the six month period ended June 30, 2021

Investment Income:
Dividends (Net of foreign withholding tax of $8,521)	$119,647
Non-Cash Dividends	25,130
Total Investment Income	144,777
Expenses:
Investment Advisory Fees	209,106
Transfer Agent & Accounting Fees	20,272
Administration Fees	12,670
Audit & Tax Fees	8,927
Legal Fees	8,927
Registration Fees	5,949
Other Fees	4,887
Custody Fees	4,887
Trustee Fees	1,984
Printing and Postage Expense	992
Insurance Expense	595
Total Expenses	279,196
Less: Advisory Fee Waiver	(70,090)
Net Expenses	209,106
Net Investment Loss	(64,329)
Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	406,133
Net Change in Unrealized Appreciation on Investments	8,487,955
Net Realized and Unrealized Gain on Investments	8,894,088
Net Increase in Net Assets from Operations	$8,829,759

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 5

Blue Chip Investor Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2021	1/1/2020
	to	to
	6/30/2021	12/31/2020
From Operations:
Net Investment Loss	$(64,329)	$(30,823)
Net Realized Gain on Investments	406,133	2,125,508
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,487,955	(2,679,031)
Net Increase (Decrease) in Net Assets from Operations	8,829,759	(584,346)
From Distributions to Shareholders:	-	(2,144,863)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,689,042	2,864,959
Shares Issued on Reinvestment of Dividends	-	2,144,863
Cost of Shares Redeemed	(1,418,631)	(4,628,973)
Net Increase from Shareholder Activity	270,411	380,849
Net Increase (Decrease) in Net Assets	9,100,170	(2,348,360)
Net Assets at Beginning of Period	36,234,318	38,582,678
Net Assets at End of Period	$45,334,488	$36,234,318

Share Transactions:
Issued	9,001	17,857
Reinvested	-	13,276
Redeemed	(7,564)	(30,885)
Net Increase in Shares	1,437	248
Shares Outstanding Beginning of Year	223,539	223,291
Shares Outstanding End of Year	224,976	223,539

Financial Highlights	(Unaudited)
Selected data for a share outstanding	1/1/2021		1/1/2020		1/1/2019		1/1/2018		1/1/2017	1/1/2016
throughout the period:	to		to		to		to		to	to
	6/30/2021		12/31/2020		12/31/2019		12/31/2018		12/31/2017	12/31/2016
Net Asset Value -
Beginning of Period	$162.09		$172.79		$144.68		$180.09		$160.82	$143.92
Net Investment Income (Loss) (a)	(0.29)		(0.14)		1.83		(0.11)		(0.17)	0.50
Net Gains or (Losses) on Investments
(realized and unrealized) (b)	39.71		(0.34)		28.41		(27.23)		29.97	26.33
Total from Investment Operations	39.42		(0.48)		30.24		(27.34)		29.80	26.83

Distributions (From Net Investment Income)	-		(0.09)		(1.91)		0.00		(0.08)	(0.44)
Distributions (From Capital Gains)	-		(10.13)		(0.22)		(8.07)		(10.45)	(9.49)
Total Distributions	-		(10.22)		(2.13)		(8.07)		(10.53)	(9.93)
Net Asset Value -
End of Period	$201.51		$162.09		$172.79		$144.68		$180.09	$160.82
Total Return (c)	24.32%	*	(0.26)%		20.91%		(15.15)%		18.50%	18.63%
Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$45,334		$36,234		$38,583		$33,711		$40,076	$32,349
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.34%	**	1.44%		1.40%		1.54%		1.35%	1.43%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.64%	**	-0.53%		0.73%		-0.45%		-0.45%	-0.11%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.00%	(d)	1.00%	(d)	1.00%	(d)	1.16%	(d)	1.00%	1.00%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.31%	(d)	-0.09%	(d)	1.14%	(d)	-0.06%	(d)	-0.10%	0.32%
Portfolio Turnover Rate	10.26%	*	21.80%		14.89%		26.80%		24.16%	20.72%

* Not Annualized. ** Annualized.
(a) Per share amounts calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(d) The ratio of expenses to average net assets includes interest expenses. The after reimbursement ratio of expense excluding interest expense was 1.00%, 1.00%, 1.00% and 1.00% for calendar years ended 2018, 2019 and 2020 and the six month period ended June 30, 2021, respectively. The after reimbursement ratio of net investment income (loss) excluding interest expense is
0.10%, 1.14%, -0.09% and -0.31% for the calendar years ended 2018, 2019 and 2020 and the six month period ended June 30,
2021, respectively.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 6

NOTES TO FINANCIAL STATEMENTS
BLUE CHIP INVESTOR FUND
June 30, 2021
(Unaudited)

1.) ORGANIZATION
Blue Chip Investor Fund (the “Fund”) is a non-diversified series of the Blue Chip Investor Funds (the “Trust”), formerly Premier Funds. The Trust is an open-end investment company. The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on January 1, 2002. At present, the Fund is the only series authorized by the Trust. The Fund’s investment objective is to seek long-term growth of capital. The Advisor to the Fund is Check Capital Management, Inc. (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended June 30, 2021, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported

2021 Semi-Annual Report 7

Notes to Financial Statements (Unaudited) - continued

amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the asset received. Interest income and interest expense, if any, are recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would

2021 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2021:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$43,902,242	$0	$0	$43,902,242
Money Market Funds	1,445,747	0	0	1,445,747
Total	$45,347,989	$0	$0	$45,347,989

The Fund did not hold any level 3 assets during the six month period ended June 30, 2021.

The Fund did not invest in any derivative instruments during the six month period ended June 30, 2021.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (the “Management Agreement”) with the Advisor, Check Capital Management, Inc. Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Advisor receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund which is payable monthly. As a result of the above calculation, for the six month period ended June 30, 2021, the Advisor earned management fees totaling $209,106, before the waiver of fees and/or reimbursement of expenses described below. Effective May 1, 2014, the Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.00% of its average daily net assets through April 30, 2022. There are no provisions for recoupment for any of the contractual waivers entered into by the Advisor. The Advisor waived and/or reimbursed expenses of $70,090 for the six month period ended June 30, 2021. At June 30, 2021, the Fund owed the Advisor $25,835.

5.) RELATED PARTY TRANSACTIONS
The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. (the “Administrator”). The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $500 million subject to a minimum monthly fee of $2,000. The Fund also pays all out-of-pocket expenses directly attributable to the Fund. Jeffrey R. Provence of the Administrator is also an Officer and Trustee of the Fund. For the six month period ended June 30, 2021, the Administrator earned $12,670. At June 30, 2021, the Fund owed the Administrator $546.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended June 30, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,158,134 and $4,544,546, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2021, Charles Schwab & Co. Inc., located at 101 Montgomery Street, San Francisco, California, held for the benefit of others, in aggregate, 62.03% of the Fund, and thus may be deemed to control the Fund. Also, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, held for the benefit of others, in aggregate, 36.73% of the Fund, and thus may be deemed to control the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at June 30, 2021 was $27,382,099. At June 30, 2021, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

2021 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

Appreciation	(Depreciation)	Net Appreciation
$20,166,777	($2,200,887)	$17,965,890

As of June 30, 2021, there were no differences between book basis and tax basis.

The tax character of distributions paid during the six month period ended June 30, 2021 and the fiscal year 2020 was as follows.

	Six Months Ended	Fiscal Year
	June 30, 2021	Year Ended 2020
Ordinary Income	$ 0	$ 19,355
Long-term Capital Gains	0	2,125,508
	$ 0	$ 2,144,863

9.) LOAN AGREEMENT
A loan agreement, subject to certain covenants and restrictions, is in place between the Fund and its custodian, U.S. Bank, N.A. The Fund may seek to obtain loans for the purpose of funding redemptions or purchasing securities up to the lesser of $8,500,000 or the maximum amount that the Fund is permitted to borrow under the Investment Company Act of 1940 using the securities in its portfolio as collateral and allowing U.S. Bank, N.A. the right to setoff to those securities. The maximum interest rate of such loans is set at a rate per annum equal to U.S. Bank’s prime–lending rate (which was 3.25% as of June 30, 2021) less 0.50% . During the six month period ended June 30, 2021, the Fund had an average loan balance of $0 and incurred no interest. Additionally, the maximum borrowing during the period was $0. Additionally, as of June 30, 2021 there was no outstanding loan balance. No compensating balances are required. The loan matures on February 6, 2022.

10.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2021, the Fund had 31.39% of the value of its net assets invested in stocks within the Diversified Companies sector.

11.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2021 Semi-Annual Report 10

Board of Trustees
George Cossolias, CPA
Allen C. Brown
Ross C. Provence
Jeffrey R. Provence

Investment Advisor
Check Capital Management Inc.
575 Anton Boulevard, Suite 500
Costa Mesa, CA 92626-7169

Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Blue Chip
Investor Fund. This report is not intended for distribution to prospective investors in the
Fund, unless preceded or accompanied by an effective prospectus.

BLUE CHIP INVESTOR FUND
575 Anton Boulevard, Suite 500
Costa Mesa, California 92626

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Funds

By: /s/ Ross C. Provence Ross C. Provence President

Date: 9/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence Ross C. Provence President

Date: 9/2/2021

By: /s/ Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 9/2/2021